Cost of Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Cost of Revenue [Abstract]
Schedule of Cost of Sales for our Retail and Wholesale of Garment Business	The following table shows a breakdown of cost of sales of all business for the periods presented for each category:
	Year ended December 31,
	2022	2021	2020
Changes in inventories of finished goods and work in progress	(494,357)	83,112	(261,691)
Materials consumed in production		-	-
Purchases of finished goods	201,734	1,808,963	1,430,208
Outsourced service cost	78,701,221	51,276,130	-
Taxes and surcharges *	1,646	25,032	291
	78,410,244	53,193,237	1,168,808
*	Tax and surcharges are mainly Urban Maintenance and Construction Tax (7% of Valued Added Tax payment amount), Extra Charges of Education Fund (3% of Valued Added Tax payment amount) and Local Surcharge for Education Fund (2% of Valued Added Tax payment amount).